As filed with the Securities and Exchange Commission on August 25, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number:  811-05631

                        First Pacific Mutual Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2756 Woodlawn Drive, Suite #6-201
                            Honolulu, HI  96822
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                        Drinker Biddle & Reath LLP
                  One Logan Square, 18th and Cherry Streets
                          Philadelphia, PA  19103
                  ---------------------------------------
                   (Name and address of agent for service)


                              (808) 988-8088
                              --------------
              Registrant's telephone number, including area code

                  Date of fiscal year end:  September 30
                              ---------------

                  Date of reporting period:  June 30, 2005
                              -----------------









Item 1.  Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2005 (Unaudited)


	Par Value	                                            Value
              HAWAII MUNICIPAL BONDS - 94.84%

		Hawaii County
			General Obligation Bonds - 6.52%
$       300,000			5.600%,	05/01/11	$	  337,938
	2,385,000			5.000%,	07/15/15		2,672,416
	1,000,000			5.625%,	05/15/18		1,095,780
	1,000,000			5.625%,	05/15/19		1,094,640
	1,025,000			5.125%,	07/15/20		1,099,220
	1,250,000			5.125%,	07/15/21		1,337,038
	1,000,000			5.000%,	07/15/22		1,070,890
	1,000,000			5.000%,	07/15/23		1,068,060
							                  9,775,982

		Hawaii State
			General Obligation Bonds - 2.78%
	  135,000			6.000%,	10/01/08		  147,700
	  120,000			5.250%,	04/01/11		  128,930
	2,000,000			5.250%,	07/01/18		2,193,160
	1,580,000			5.125%,	02/01/22		1,694,961
							                  4,164,751

			Airport Systems Revenue Bonds - 10.45%
	2,000,000			8.000%,	07/01/11		2,448,360
	  385,000			6.900%,	07/01/12		  442,538
	3,000,000			6.500%,	07/01/14		3,430,770
	  500,000			6.500%,	07/01/15		  571,055
	8,000,000			5.625%,	07/01/18		8,775,120
							                 15,667,843

			Certificates of Participation #1 - Capital District - 2.38%
	1,000,000			5.000%,	05/01/16		1,063,590
	  555,000			5.000%,	05/01/18		  590,109
	1,750,000			5.500%,	05/01/20		1,909,565
							                  3,563,264














HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                           Value
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.80%
$	5,000,000			5.750%,	12/01/18	$	5,504,550
        125,000			6.150%,	01/01/20		  138,191
	1,125,000			5.700%,	07/01/20		1,225,226
	  115,000			5.450%,	11/01/23		  116,123
	  625,000			6.200%,	05/01/26		  646,825
	  600,000			5.875%,	12/01/26		  623,508
	9,225,000			5.650%,	10/01/27	     10,168,441
	6,025,000			6.200%,	11/01/29		6,774,992
							                 25,197,856


				Hawaii Pacific Health- 0.11%
	  150,000 			5.600%,	07/01/33		  157,476


				Kapiolani Health Care System - 6.58%
	  400,000			6.300%,	07/01/08		  400,000
	1,500,000			6.000%,	07/01/11		1,577,355
	1,525,000			6.400%,	07/01/13		1,722,411
	  700,000			6.200%,	07/01/16		  737,457
	3,625,000			6.000%,	07/01/19		3,625,000
	1,715,000			6.250%,	07/01/21		1,807,593
							                  9,869,816


				Kuakini Hawaii Health System - 3.31%
	1,570,000			6.300%, 	07/01/22		1,707,406
	3,000,000			6.375%,	07/01/32		3,257,250
							                  4,964,656


				The Queen's Health Systems - 4.50%
	1,020,000			6.000%,	07/01/20		1,072,601
	  100,000			5.250%,	07/01/23		  106,842
	5,310,000			5.750%,	07/01/26		5,571,040
							                  6,750,483

				Wilcox Hospital - 2.54%
	  500,000			4.900%,	07/01/05		  500,000
	  800,000			5.250%,	07/01/13		  841,632
	2,245,000			5.350%,	07/01/18		2,353,815
	  115,000			5.500%,	07/01/28		  118,275
							                  3,813,722





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                           Value
			Harbor Capital Improvements Revenue Bonds - 4.71%
$     2,000,000			5.750%,	07/01/12	$	2,136,140
      1,580,000			5.250%,	01/01/16		1,730,337
      1,665,000			5.375%,	01/01/17		1,876,555
	  200,000			5.750%,	07/01/17		  212,772
	  500,000			5.500%,	07/01/19		  547,230
	  520,000			5.750%,	07/01/29		  563,805
							                  7,066,839

			Hawaii Health Systems - 1.46%
	  760,000			3.800%, 	02/15/13		  764,978
	1,370,000			4.700%,	02/15/19		1,424,526
							                  2,189,504


			Highway Revenue Bonds - 4.43%
	  400,000			5.000%,    	07/01/12		  441,856
      1,000,000			5.600%,    	07/01/14		1,048,720
      1,100,000			5.000%,    	07/01/16		1,180,289
      3,655,000			5.000%,    	07/01/22		3,966,004
                                                            6,636,869

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 6.12%
	  240,000			7.000%,	07/01/11		  245,748
	  150,000			5.700%,	07/01/13		  151,664
	  465,000			6.900%,	07/01/16		  475,063
	  560,000			5.050%,	07/01/16		  567,078
	  365,000			7.100%,	07/01/24		  369,365
	1,950,000			5.900%,	07/01/27		1,971,645
	2,015,000			5.900%,	07/01/27		2,037,367
	  610,000			5.750%,	07/01/30		  615,313
	2,675,000			5.375%,	07/01/33		2,751,772
							                  9,185,015

			Department of Hawaiian Homelands - 2.67%
	  900,000			4.050%,	07/01/06		  908,676
	1,355,000			4.100%,	07/01/07		1,377,493
	1,465,000			4.250%,	07/01/09		1,509,389
	  200,000			4.450%,	07/01/11		  208,158
							                  4,003,716








HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                            Value
			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 1.61%
$	2,365,000			6.100%,	07/01/30	$	2,412,300

		   	University Faculty Housing - 1.56%
	  800,000			5.650%,	10/01/16		  813,336
	1,500,000			5.700%,	10/01/25		1,525,170
							                  2,338,506

		   	University of Hawaii - Revenue Bonds - 3.04%
	  750,000			5.500%,	07/15/16		  846,180
	3,500,000			5.125%,	07/15/32		3,714,830
							                  4,561,010

		Honolulu City & County
			Board of Water Supply - 1.58%
	  500,000			5.800%,	07/01/16		  520,450
	  750,000			5.800%,	07/01/21		  780,675
	1,000,000			5.000%,	07/01/23		1,074,860
							                  2,375,985

			Waste & Water System - 0.72%
	1,000,000			5.250%,	07/01/18		1,080,660

			General Obligation Bonds - 0.41%
	  200,000			7.350%,	07/01/06		  208,948
	  275,000			5.125%,	07/01/15		  296,442
	  105,000			5.500%,	09/01/16		  110,446
							                    615,836

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Hale Pauahi - 0.27%
	  400,000			6.800%,	07/01/28		  406,784

				Maunakea Apartments - 0.45%
	  628,000			5.750%,	11/20/09		  674,516

				Sunset Villas - 3.48%
	2,955,000			5.600%,	07/20/21		3,091,137
	2,000,000			5.700%,	07/20/31		2,123,320
							                  5,214,457








HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                           Value
		Kauai County
			General Obligation Bonds - 4.33%
$	  410,000			5.850%,	08/01/07	$	  435,047
	1,280,000			5.850%,	08/01/07		1,358,195
	  595,000			6.250%, 	08/01/19		  684,089
	  695,000			6.250%, 	08/01/22		  799,063
	3,065,000			5.000%,	08/01/25		3,218,526
							                  6,494,920

			Housing Authority Paanau Project - 0.78%
	1,175,000			7.250%,	04/01/12		1,175,329

		Maui County
			General Obligation Bonds - 1.25%
	  235,000			5.750%,	06/01/13		  243,895
	  500,000			5.300%,	09/01/14		  531,710
        500,000			5.000%,	09/01/17	        528,595
	  525,000			5.000%,	03/01/23		  566,669
							                  1,870,869



	Total Hawaii Municipal Bonds (Cost $135,554,153)    142,228,964


























HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                            Value
                     PUERTO RICO MUNICIPAL BONDS - 0.33%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.17%
$	  80,000			7.500%,	10/01/15	$	  80,198
	 180,000			7.500%,	04/01/22		 181,483
							                   261,681

				Single-Family Mortgage Revenue Bonds - 0.16%
	 230,000			6.250%,	04/01/29		 235,265

      Total Puerto Rico Municipal Bonds (Cost $489,864)	 496,946


                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.09%
		Virgin Islands
			Public Finance Authority, Series A - 0.09%
	 100,000			7.300%, 	10/01/18		 129,158
	Total Virgin Islands Municipal Bonds (Cost $99,625)  	 129,158


Total Investments (Cost $136,143,642)(a)	95.26%	   142,855,068
Other Assets Less Liabilities		       4.74%	     7,115,320
Net Assets		                       100.00%	  $149,970,388

(a)	 Aggregate cost for federal income tax purposes is $136,143,642.


At June 30, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	          $6,723,148
			Gross unrealized depreciation	 	       (11,722)
			Net unrealized appreciation	          $6,711,426















HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

June 30, 2005 (Unaudited)


	Par Value	                                            Value
HAWAII MUNICIPAL BONDS -  94.98%
		Hawaii County
			General Obligation Bonds - 12.35%
$	 100,000			4.700%,	02/01/07	$	  102,667
	 800,000			5.000%,	07/15/11		  878,336
	 250,000			4.000%,	07/15/13		  260,455
							                  1,241,458

		Hawaii State
			Airport Systems Revenue Bonds - 3.86%
	 100,000			5.000%,	07/01/07	  	  103,495
 	 250,000			6.375%,	07/01/12		  284,603
							                    388,098

			Certificates of Participation  - Kapolei - 2.67%
       250,000			5.250%,	05/01/13	 	  268,668

			Certificates of Participation  - Capitol District - 1.03%
       100,000			4.750%,	05/01/07	 	  103,450

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.37%
	 400,000			4.950%,	04/01/12	 	  439,300

				Kapiolani Health Care Systems - 13.23%
       200,000			5.500%,	07/01/05		  200,000
     1,000,000			6.400%,	07/01/13		1,129,450
						 	                  1,329,450

				The Queen's Health Systems - 2.87%
	 275,000			5.750%,	07/01/26	 	  288,519

				Wilcox Hospital - 1.05%
	 100,000			5.250%,	07/01/13	 	  105,204

			General Obligation Bonds - 4.26%
	 150,000			5.900%,	10/01/06		  155,753
	 100,000			5.250%,	07/01/12		  112,011
	 150,000			5.000%,	04/01/15	 	  160,182
						 	                    427,946








HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	Value
			Harbor Capital Improvements Revenue Bonds - 8.72%
$	 200,000			5.400%,	07/01/09	  $     212,716
	  70,000			5.750%,	07/01/10		   77,859
	 210,000			5.000%,	07/01/10		  226,388
       185,000			5.250%,	07/01/11		  195,826
	 150,000			5.000%,	07/01/12	   	  163,740
							                    876,529

			Hawaiian Homeland Department - 3.55%
	 250,000			4.050%,	07/01/06	 	  252,410
	 100,000			4.450%,	07/01/11	 	  104,079
							                    356,489

			Highway & Transportation Authority - 2.80%
	 275,000			5.000%,	07/01/06	 	  281,248

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.00%
	 100,000			3.700%,	01/01/13	 	  100,259

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 6.77%
	 300,000			4.800%,	07/01/07		  307,941
   	 275,000			4.650%,	07/01/12		  281,253
	  90,000			5.050%,	07/01/16	 	   91,138
							                    680,332

			University of Hawaii
				University Revenue Bonds - 3.15%
	 300,000			4.300%,	07/15/13	 	  316,743

			Hawaii Health Systems Corp. - 3.00%
	 300,000			3.800%,	02/15/13	 	  301,965

		Honolulu City & County
			Board of Water Supply - 1.99%
	 200,000			VAR%,	      07/01/31	 	  200,000










HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                            Value
	      	General Obligation Bonds - 3.99%
$	 100,000			5.000%,	07/01/09	$ 	  107,500
	 170,000			4.850%, 	02/01/10		  180,792
	 100,000			5.375%, 	09/01/12		  112,293
						 	                    400,585

			Waste System Revenue - 4.33%
	 200,000			4.400%, 	07/01/11		  210,676
	 200,000			5.500%, 	07/01/11		  224,878
						 	                    435,554

			Multi-Family Mortgage Purpose Revenue Bond - 1.25%
	 117,000                5.750%,     11/20/09            125,666

	      Kauai County
			General Obligation Bonds - 3.57%
	 100,000			4.550%,	08/01/05		  100,140
	 250,000			4.125%,	08/01/08	 	  259,077
						 	                    359,217

	       Maui County
			General Obligation Bonds - 5.18%
	 190,000			4.650%,	03/01/07		  196,036
	 110,000			4.650%,	03/01/07		  113,333
	 200,000			4.250%,	03/01/12	 	  211,136
						 	                    520,505

	Total Hawaii Municipal Bonds (Cost $9,353,702)	     	9,547,185





















HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2005 (Unaudited)


	Par Value	                                                 Value
                    VIRGIN ISLANDS MUNICIPAL BONDS - 2.77%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.77%
	 250,000			5.000%,	 07/01/14		  278,322
   Total Virgin Islands Municipal Bonds (Cost $272,329)	  278,322


   Total Investments (Cost $9,626,031)(a)	97.75%	      9,825,507
   Other Assets Less Liabilities		 2.25%	 	  225,865
   Net Assets		                 100.00%	    $10,051,372

    (a)	Aggregate cost for federal income tax purposes is $9,626,031.

At June 30, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		        $213,591
			Gross unrealized depreciation			   (14,115)
					Net unrealized appreciation	  $199,476






























Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.































SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 24, 2005
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 24, 2005
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August 24, 2005
-------------------------------------